Employee Benefits - Changes in Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Interest on plan assets	₩ (15,285)	₩ (19,637)	₩ (28,726)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	2,962,342	2,902,714
Interest on plan assets	103,044	112,768
Remeasurement of plan assets	3,967	20,345
Contributions to plan assets	225,385	251,891
Benefits paid	(368,537)	(279,304)
Others	(2,421)	(46,072)
End of period	₩ 2,923,780	₩ 2,962,342	₩ 2,902,714